FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Roth CH Acquisition V Co. | Fair Value, Inputs, Level 1 | Fair Value, Recurring | U.S. Mutual Funds Held in Trust Account
FAIR VALUE MEASUREMENTS
Assets	$ 17,928,070	$ 16,978,160	$ 118,377,460